Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

	December 31 2021	December 31 2020
	$	$
Gross goodwill, beginning of the year	1,851.8	1,829.8
Acquisitions	532.8	31.4
Impact of foreign exchange	(22.3)	(9.4)
Gross goodwill, end of the year	2,362.3	1,851.8
Accumulated impairment losses	(178.0)	(178.0)
Net goodwill, end of the year	2,184.3	1,673.8

Schedule of Goodwill Allocated	Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31 2021	December 31 2020
	$	$
Canada	359.5	359.5
United States	1,304.9	963.1
Global	519.9	351.2
Allocated	2,184.3	1,673.8